Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.04%
Communication services: 1.40%
Diversified telecommunication services: 0.13%
Lumen Technologies, Inc.†	190,630	$941,712
Entertainment: 0.26%
Cinemark Holdings, Inc.†	64,746	1,853,678
Interactive media & services: 1.01%
Cargurus, Inc.†	183,442	7,190,927
Consumer discretionary: 12.12%
Automobile components: 1.06%
Patrick Industries, Inc.	63,353	6,154,110
Strattec Security Corp.†	37,451	1,402,915
		7,557,025
Diversified consumer services: 2.69%
Adtalem Global Education, Inc.†	50,509	5,411,029
Carriage Services, Inc. Class A	131,947	5,403,230
Grand Canyon Education, Inc.†	32,082	5,634,882
H&R Block, Inc.	48,489	2,681,927
		19,131,068
Hotels, restaurants & leisure: 1.93%
Brinker International, Inc.†	39,231	7,138,865
Wyndham Hotels & Resorts, Inc.	62,957	6,611,744
		13,750,609
Household durables: 2.78%
Cavco Industries, Inc.†	7,535	3,832,602
Century Communities, Inc.	37,233	2,843,857
Helen of Troy Ltd.†	31,461	1,943,661
La-Z-Boy, Inc.	130,920	6,179,424
Meritage Homes Corp.	37,945	2,954,777
Newell Brands, Inc.	206,339	2,055,136
		19,809,457
Leisure products: 1.14%
Johnson Outdoors, Inc. Class A	61,186	1,982,427
Malibu Boats, Inc. Class A†	85,763	3,283,865
Peloton Interactive, Inc. Class A†	368,379	2,854,937
		8,121,229
Specialty retail: 1.95%
American Eagle Outfitters, Inc.	144,591	2,333,699
Foot Locker, Inc.†	104,074	2,086,683
Shoe Carnival, Inc.	69,714	1,886,461
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
Urban Outfitters, Inc.†	101,678	$5,634,995
Victoria’s Secret & Co.†	52,658	1,914,645
		13,856,483
Textiles, apparel & luxury goods: 0.57%
Rocky Brands, Inc.	98,010	2,454,170
Superior Group of Cos., Inc.	107,655	1,624,514
		4,078,684
Consumer staples: 2.82%
Beverages: 0.88%
Coca-Cola Consolidated, Inc.	4,571	6,251,391
Food products: 1.34%
Ingredion, Inc.	46,727	6,375,432
Lancaster Colony Corp.	18,744	3,162,862
		9,538,294
Household products: 0.60%
Reynolds Consumer Products, Inc.	155,401	4,290,622
Energy: 6.32%
Energy equipment & services: 0.95%
Helmerich & Payne, Inc.	195,790	6,185,006
Tidewater, Inc.†	11,500	633,765
		6,818,771
Oil, gas & consumable fuels: 5.37%
APA Corp.	147,580	3,236,429
Chord Energy Corp.	25,462	2,863,202
Civitas Resources, Inc.	72,470	3,678,577
Magnolia Oil & Gas Corp. Class A	261,085	6,187,715
Matador Resources Co.	111,992	6,495,536
Murphy Oil Corp.	109,858	2,925,519
Permian Resources Corp. Class A	445,322	6,523,967
SM Energy Co.	166,634	6,325,427
		38,236,372
Financials: 26.80%
Banks: 15.74%
Ameris Bancorp	152,743	10,027,578
Atlantic Union Bankshares Corp.	240,025	9,065,744
Banner Corp.	139,140	9,833,024
Customers Bancorp, Inc.†	151,135	8,611,672
FB Financial Corp.	186,975	9,874,150
Great Southern Bancorp, Inc.	114,964	6,758,734
Home BancShares, Inc.	308,739	9,320,830
Independent Bank Corp.	256,506	9,336,818
Prosperity Bancshares, Inc.	116,566	9,325,280
Synovus Financial Corp.	183,439	10,349,628
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Banks(continued)
Wintrust Financial Corp.	75,549	$9,882,565
WSFS Financial Corp.	173,478	9,714,768
		112,100,791
Capital markets: 2.92%
Donnelley Financial Solutions, Inc.†	119,181	7,910,043
Piper Sandler Cos.	21,365	6,775,696
Stifel Financial Corp.	52,977	6,137,386
		20,823,125
Financial services: 2.27%
Federal Agricultural Mortgage Corp. Class C	25,392	5,022,030
Jackson Financial, Inc. Class A	74,763	7,045,665
Walker & Dunlop, Inc.	42,846	4,116,215
		16,183,910
Insurance: 2.85%
Genworth Financial, Inc. Class A†	785,489	5,679,086
Lincoln National Corp.	129,633	4,557,896
Unum Group	132,440	10,098,550
		20,335,532
Mortgage real estate investment trusts (REITs): 3.02%
AGNC Investment Corp.	1,063,052	10,598,628
Annaly Capital Management, Inc.	533,117	10,880,918
		21,479,546
Health care: 7.17%
Biotechnology: 0.81%
Emergent BioSolutions, Inc.†	239,293	2,692,046
Nurix Therapeutics, Inc.†	72,014	1,419,396
Revolution Medicines, Inc.†	38,968	1,673,676
		5,785,118
Health care equipment & supplies: 3.14%
ICU Medical, Inc.†	24,055	3,953,680
Integer Holdings Corp.†	32,137	4,570,524
Masimo Corp.†	35,882	6,251,721
Merit Medical Systems, Inc.†	37,260	4,056,869
Teleflex, Inc.	19,360	3,489,446
		22,322,240
Health care providers & services: 2.80%
Addus HomeCare Corp.†	43,412	5,433,446
Brookdale Senior Living, Inc.†	328,222	1,519,668
Encompass Health Corp.	38,697	3,841,451
Ensign Group, Inc.	18,149	2,534,689
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
National HealthCare Corp.	36,999	$3,798,687
Option Care Health, Inc.†	90,918	2,811,185
		19,939,126
Health care technology: 0.42%
Teladoc Health, Inc.†	295,914	3,006,486
Industrials: 19.82%
Building products: 1.74%
American Woodmark Corp.†	20,791	1,618,787
Apogee Enterprises, Inc.	39,682	2,024,576
Gibraltar Industries, Inc.†	17,149	1,052,434
UFP Industries, Inc.	25,531	2,952,660
Zurn Elkay Water Solutions Corp.	121,128	4,777,289
		12,425,746
Commercial services & supplies: 2.80%
ABM Industries, Inc.	100,684	5,372,498
Brady Corp. Class A	93,522	6,966,454
Brink’s Co.	44,762	4,177,637
Liquidity Services, Inc.†	99,169	3,436,206
		19,952,795
Construction & engineering: 1.07%
Limbach Holdings, Inc.†	24,153	2,233,669
MYR Group, Inc.†	37,898	5,365,220
		7,598,889
Electrical equipment: 1.69%
Atkore, Inc.	52,445	4,271,121
EnerSys	29,446	2,858,323
Generac Holdings, Inc.†	16,613	2,480,819
NuScale Power Corp.†	101,444	2,418,425
		12,028,688
Ground transportation: 0.38%
ArcBest Corp.	28,670	2,741,139
Machinery: 8.04%
Allison Transmission Holdings, Inc.	70,449	8,280,576
Atmus Filtration Technologies, Inc.	161,041	6,734,735
ESCO Technologies, Inc.	38,233	5,075,048
Federal Signal Corp.	30,945	3,042,203
FreightCar America, Inc.†	163,338	1,994,357
Greenbrier Cos., Inc.	49,603	3,286,695
Kadant, Inc.	6,651	2,480,158
Miller Industries, Inc.	91,555	6,039,883
Mueller Water Products, Inc. Class A	191,886	4,413,378
Standex International Corp.	29,640	5,415,228
Tennant Co.	26,464	2,263,201
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Timken Co.	54,678	$4,389,003
Watts Water Technologies, Inc. Class A	18,561	3,838,044
		57,252,509
Marine transportation: 0.67%
Matson, Inc.	33,586	4,764,174
Professional services: 1.55%
CBIZ, Inc.†	56,316	4,832,476
Franklin Covey Co.†	58,024	2,199,690
Paycom Software, Inc.	19,208	3,986,812
		11,018,978
Trading companies & distributors: 1.88%
Boise Cascade Co.	24,389	3,076,916
GATX Corp.	35,483	5,871,372
Rush Enterprises, Inc. Class A	73,434	4,461,116
		13,409,404
Information technology: 10.23%
Electronic equipment, instruments & components: 5.65%
Belden, Inc.	62,136	7,236,980
CTS Corp.	52,373	2,675,737
ePlus, Inc.†	72,545	5,796,345
Insight Enterprises, Inc.†	38,773	6,698,036
OSI Systems, Inc.†	27,044	5,312,523
PC Connection, Inc.	79,390	5,892,326
Sanmina Corp.†	79,081	6,621,452
		40,233,399
IT services: 1.79%
EPAM Systems, Inc.†	24,712	6,275,860
Kyndryl Holdings, Inc.†	170,042	6,454,794
		12,730,654
Semiconductors & semiconductor equipment: 1.37%
Cirrus Logic, Inc.†	33,515	3,366,246
Diodes, Inc.†	50,601	2,984,447
FormFactor, Inc.†	85,718	3,433,006
		9,783,699
Software: 1.42%
ACI Worldwide, Inc.†	65,645	3,515,290
LiveRamp Holdings, Inc.†	194,403	6,609,702
		10,124,992
Materials: 3.99%
Chemicals: 1.98%
Cabot Corp.	23,223	2,008,093
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Chemicals(continued)
Core Molding Technologies, Inc.†	105,763	$1,562,119
Hawkins, Inc.	30,984	3,312,499
Minerals Technologies, Inc.	48,429	3,714,020
NewMarket Corp.	6,979	3,475,682
		14,072,413
Construction materials: 1.00%
Eagle Materials, Inc.	11,645	2,989,737
Knife River Corp.†	40,255	4,169,613
		7,159,350
Metals & mining: 0.39%
Worthington Steel, Inc.	94,991	2,759,489
Paper & forest products: 0.62%
Sylvamo Corp.	54,900	4,397,490
Real estate: 5.30%
Industrial REITs: 0.65%
STAG Industrial, Inc.	135,242	4,622,572
Office REITs: 1.05%
Vornado Realty Trust	172,523	7,463,345
Retail REITs: 2.38%
Agree Realty Corp.	49,076	3,561,445
Brixmor Property Group, Inc.	266,130	6,935,348
Tanger, Inc.	197,011	6,465,901
		16,962,694
Specialized REITs: 1.22%
CubeSmart	55,113	2,298,212
PotlatchDeltic Corp.	142,571	6,377,201
		8,675,413
Utilities: 3.07%
Electric utilities: 1.62%
IDACORP, Inc.	51,828	5,697,970
Pinnacle West Capital Corp.	67,098	5,834,842
		11,532,812
Gas utilities: 0.79%
MDU Resources Group, Inc.	315,358	5,619,680
Water utilities: 0.66%
American States Water Co.	63,810	4,753,845
Total common stocks (Cost $533,821,040)		705,486,365
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.99%
Investment companies: 0.99%
Allspring Government Money Market Fund Select Class♠∞		4.32%	7,019,968	$7,019,968
Total short-term investments (Cost $7,019,968)				7,019,968
Total investments in securities (Cost $540,841,008)	100.03%			712,506,333
Other assets and liabilities, net	(0.03)			(203,353)
Total net assets	100.00%			$712,302,980

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,273,563	$81,399,065	$(81,652,660)	$0	$0	$7,019,968	7,019,968	$257,131
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,986,317	$0	$0	$9,986,317
Consumer discretionary	86,304,555	0	0	86,304,555
Consumer staples	20,080,307	0	0	20,080,307
Energy	45,055,143	0	0	45,055,143
Financials	190,922,904	0	0	190,922,904
Health care	51,052,970	0	0	51,052,970
Industrials	141,192,322	0	0	141,192,322
Information technology	72,872,744	0	0	72,872,744
Materials	28,388,742	0	0	28,388,742
Real estate	37,724,024	0	0	37,724,024
Utilities	21,906,337	0	0	21,906,337
Short-term investments
Investment companies	7,019,968	0	0	7,019,968
Total assets	$712,506,333	$0	$0	$712,506,333
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Small Company Value Portfolio